UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Hard Assets Fund
335 Madison Avenue - 19 th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

WORLDWIDE HARD ASSETS FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

Number of Shares					Value
COMMON STOCKS: 98.7%
Brazil: 3.0%
581,000	Petroleo Brasileiro S.A. (ADR)				$26,667,900

Canada: 18.0%
378,200	Agnico-Eagle Mines Ltd. (USD)				25,660,870
135,500		Barrick Gold Corp. (USD)			5,135,450
1,614,800		Brazilian Resources, Inc. * #			-
340,200	Canadian Natural Resources Ltd.				22,858,038
96,600		CIC Energy Corp. * R			171,429
317,800		First Quantum Minerals Ltd.			20,778,032
329,552		Goldcorp, Inc. (USD)			13,304,014
1,489,200		IAMGOLD Corp. (USD)			21,057,288
211,855		Kinross Gold Corp.			4,616,427
233,500		Kinross Gold Corp. (USD)			5,066,950
1,483,000		Osisko Mining Corp.*			11,025,713
972,000	Pacific Rubiales Energy Corp. *				12,038,220
14,800		Petrolifera Petroleum Ltd. *			14,930
968,900		Petrolifera Petroleum Ltd. * R			977,361
1,038,000		Red Back Mining, Inc. *			11,663,139
234,000	Silver Wheaton Corp. (USD) *				2,946,060
230,800		TimberWest Forest Corp. *			812,699
291,048		Yamana Gold, Inc. R			3,131,624
					161,258,244

Kazakhstan: 1.6%
630,000	KazMunaiGas Exploration Reg S (GDR) #				14,137,224

Kuwait: 1.3%
15,562,437	Kuwait Energy Co. K.S.C.C. # R				11,806,923

United Kingdom: 10.1%
770,000		African Minerals Ltd. * #			4,722,309
330,000		BHP Billiton PLC #			9,037,501
1,117,900		Heritage Oil Ltd. * #			8,817,117
559,900	Randgold Resources Ltd. (ADR)				39,125,812
52,000		Rio Tinto PLC (ADR)			8,855,080
1,334,000		Xstrata PLC #			19,673,282
					90,231,101
United States: 64.7%
613,400	Alpha Natural Resources, Inc. *				21,530,340
435,900		Anadarko Petroleum Corp.			27,344,007
455,500		Cabot Oil & Gas Corp.			16,284,125
237,600	Cameron International Corp. *				8,986,032
215,550		Comstock Resources, Inc. *			8,639,244
249,250		Concho Resources, Inc. *			9,052,760
359,000		ConocoPhillips			16,212,440
152,300		Dril-Quip, Inc. *			7,560,172
528,000		Ellora Oil & Gas, Inc. * # R			3,764,112
222,650	EQT Corp.				9,484,890
512,400	Freeport-McMoRan Copper & Gold, Inc.				35,155,764
172,000		General Cable Corp. *			6,733,800
532,800		Halliburton Co.			14,449,536
297,100	Hess Corp.				15,882,966
219,017		Kaiser Aluminum Corp.			7,963,458
748,900		Louisiana-Pacific Corp. *			4,995,163
830,700		Mariner Energy, Inc. *			11,779,326
117,600		Monsanto Co.			9,102,240
156,700		MYR Group Inc. *			3,304,803
726,850		Newfield Exploration Co. *			30,934,736
453,100	Noble Corp.				17,199,676
348,700		Noble Energy, Inc.			23,000,252
563,000		NRG Energy, Inc. *			15,870,970
417,500		Occidental Petroleum Corp.			32,732,000
598,500		Petrohawk Energy Corp. *			14,489,685
1,095,700		Quanta Services, Inc. *			24,247,841
2,229,350		Quicksilver Resources, Inc. *			31,634,476
511,000		Schlumberger Ltd.			30,455,600
287,200		Southwestern Energy Co. *			12,257,696
1,051,500		Steel Dynamics, Inc.			16,130,010
262,000	Terex Corp. *				5,431,260
377,805		Transocean, Inc. *			32,313,662
1,456,600	Weatherford International Ltd. *				30,195,318
214,400		Weyerhaeuser Co.			7,857,760
428,750		XTO Energy, Inc.			17,715,950
					580,692,070

Total Common Stocks
(Cost: $663,932,079)					884,793,462

EXCHANGE TRADED FUND: 2.0%
(Cost: $14,730,101)
United States: 2.0%
1,099,600		iShares Silver Trust*			18,011,448

Total Investments: 100.7%
(Cost: $678,662,180)					902,804,910
Liabilities in excess of other assets: (0.7)%					(5,905,186)
NET ASSETS: 100.0%					$896,899,724

ADR		American Depositary Receipt
GDR	Global Depositary Receipt
USD	United States Dollar

The aggregate cost of investments owned for Federal income tax purposes is $687,921,409 and unrealized
(depreciation) on such investments is:
Gross Unrealized Appreciation					$239,472,081
Gross Unrealized Depreciation					(24,588,580)
Net Unrealized Appreciation					$214,883,501

*	Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $67,236,159, which represents 7.5% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $19,851,449, or 2.2% of net assets.

Reg S
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund are as follows:
	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
CIC Energy Corp.	2/8/2007	96,600	$1,224,335	$171,429	0.0
Ellora Oil & Gas Co. (a)	6/30/2006	528,000	6,336,000	3,764,112	0.4
Kuwait Energy Co. KSCC (a)	8/6/2008	15,562,437	11,764,893	11,806,923	1.3
Petrolifera Petroleum Ltd.	3/7/2005	722,400	962,197	728,708	0.1
Petrolifera Petroleum Ltd.	5/2/2007	246,500	665,886	248,653	0.0
Yamana Gold Inc.	5/29/2008	291,048	582,096	3,131,624	0.4
			21,535,407	19,851,449	2.2%
(a) - Illiquid security

				% of
Summary of Investments by Industry				Investments	Value
Basic Industry				3.1%	$27,552,644
Capital Goods				0.6	5,431,260
Chemicals				1.9	17,065,698
Energy				61.7	557,259,113
Industrial Metals				13.4	121,085,778
Paper and Forest				1.5	13,665,622
Precious Metals				15.8	142,733,347
Total Common Stocks				98.0	884,793,462
Exchange Traded Fund				2.0	18,011,448
				100%	$902,804,910

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stocks:
Brazil		$26,667,900	$ -	$ -	$26,667,900
Canada		161,258,244	-	-	161,258,244
Kazakhstan		-	14,137,224	-	14,137,224
Kuwait		-	-	11,806,923	11,806,923
United Kingdom		52,703,201	37,527,900	-	90,231,101
United States		576,927,958	-	3,764,112	580,692,070

Exchange Traded Fund:
United States		18,011,448	-	-	18,011,448
Total		$835,568,751	$51,665,124	$15,571,035	$902,804,910

The following table reconciles the valuation of the Worldwide Hard Assets Fund's Level 3 investment securities and related transations during the nine months ended September 30, 2009:

Balance as of 6/30/09					$13,376,691
Realized gain (loss)					-
Change in unrealized appreciation (depreciation)					2,194,344
Net purchases (sales)					-
Transfers in and/or out of level 3					-
Balance as of 9/30/09					$15,571,035

See Note to Schedule of Investments

Worldwide Hard Assets Fund
Note to Schedule of Investments
September 30, 2009 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund's pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("ASC 820"), the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. ASC 820 establishes a hierarchy that prioritizes inputs to valuation methods used to measure fair value and requires additional disclosures about these valuation measurements. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Hard Assets Fund

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund

Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. van Eck, Chief Executive Officer, Worldwide Hard Assets Fund

Date: November 30, 2009

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund

Date: November 30, 2009